UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jay Fitton
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          513-629-8104

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


Performance Trust Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V336
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FGXXX
            ISIN:  US31846V3362
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          For                            For
       Mark E. Gaumond                                           Mgmt          For                            For
       Roger A. Gibson                                           Mgmt          For                            For
       Jennifer J. McPeek                                        Mgmt          For                            For
       C. David Myers                                            Mgmt          For                            For
       Richard K. Riederer                                       Mgmt          For                            For
       P. Kelly Tompkins                                         Mgmt          For                            For



Performance Trust Strategic Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK INVESTMENT QUALITY MUNI TR INC                                                    Agenda Number:  935052592
--------------------------------------------------------------------------------------------------------------------------
        Security:  09247D105
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  BKN
            ISIN:  US09247D1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          For                            For
       Henry Gabbay                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V542
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FUZXX
            ISIN:  US31846V5425
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          For                            For
       Mark E. Gaumond                                           Mgmt          For                            For
       Roger A. Gibson                                           Mgmt          For                            For
       Jennifer J. McPeek                                        Mgmt          For                            For
       C. David Myers                                            Mgmt          For                            For
       Richard K. Riederer                                       Mgmt          For                            For
       P. Kelly Tompkins                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  935062163
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131F101
    Meeting Type:  Annual
    Meeting Date:  23-Aug-2019
          Ticker:  VLT
            ISIN:  US46131F1012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1c     DIRECTOR
       Cynthia Hostetler                                         Mgmt          For                            For
       Eli Jones                                                 Mgmt          For                            For
       Prema Mathai-Davis                                        Mgmt          For                            For
       Ann Barnett Stern                                         Mgmt          For                            For
       Raymond Stickel, Jr.                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY MUNICIPAL INCOME FUND                                                        Agenda Number:  935059748
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066V101
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2019
          Ticker:  NAD
            ISIN:  US67066V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1c.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  935062151
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132C107
    Meeting Type:  Annual
    Meeting Date:  23-Aug-2019
          Ticker:  VMO
            ISIN:  US46132C1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a     DIRECTOR
       Cynthia Hostetler                                         Mgmt          For                            For
       Eli Jones                                                 Mgmt          For                            For
       Ann Barnett Stern                                         Mgmt          For                            For
       Raymond Stickel, Jr.                                      Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 08/10/2020